Discontinued Operation (Details) - Schedule of revenues and income from discontinued operation - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Schedule of revenues and income from discontinued operation [Abstract]
Net revenues		$ 2,511,527	$ 1,460,908
Cost of revenues		(2,011,797)	(1,731,605)
Loss on the disposal of the production line		(151,298)
(Loss) income from discontinued operation before income tax		348,432	(270,697)
Income tax (benefit) expense		87,108	(67,674)
(Loss) income from discontinued operation, net of income tax		$ 261,324	$ (203,023)